Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net earnings	$ 296	$ 324	$ 692	$ 677
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	322	329	646	650
Amortization - intangible assets	34	34	68	66
Amortization - other	13	3	27	7
Deferred income tax expense	19	60	65	119
Equity component, allowance for funds used during construction (Note 10)	(17)	(21)	(39)	(35)
Other	47	23	67	70
Change in long-term regulatory assets and liabilities	(14)	0	0	(58)
Change in working capital (Note 12)	40	(27)	(47)	(181)
Cash from operating activities	740	725	1,479	1,315
Investing activities
Capital expenditures - property, plant and equipment	(751)	(725)	(1,515)	(1,836)
Capital expenditures - intangible assets	(39)	(50)	(79)	(101)
Contributions in aid of construction	20	16	34	33
Other	(50)	(49)	(98)	(93)
Cash used in investing activities	(820)	(808)	(1,658)	(1,997)
Financing activities
Proceeds from long-term debt, net of issuance costs	1,032	1,685	1,126	2,044
Repayments of long-term debt and finance leases	(116)	(585)	(122)	(602)
Borrowings under committed credit facilities	1,001	1,251	2,268	3,007
Repayments under committed credit facilities	(1,417)	(1,491)	(2,572)	(2,754)
Net change in short-term borrowings	38	(394)	144	(526)
Issue of common shares, net of costs and dividends reinvested	9	10	44	44
Dividends
Common shares, net of dividends reinvested	(150)	(211)	(297)	(424)
Preference shares	(16)	(17)	(32)	(33)
Subsidiary dividends paid to non-controlling interests	(10)	(9)	(28)	(34)
Other	(14)	(38)	(5)	(35)
Cash from financing activities	357	201	526	687
Effect of exchange rate changes on cash and cash equivalents	5	(10)	3	5
Change in cash and cash equivalents	282	108	350	10
Cash and cash equivalents, beginning of period	317	272	249	370
Cash and cash equivalents, end of period	$ 599	$ 380	$ 599	$ 380